Deferred income	3 Months Ended
Mar. 31, 2023
Deferred income
Deferred income

10. Deferred income
The following table summarizes details of deferred income at March 31, 2023 and December 31, 2022. The nature of the deferred income is described in Note 12.

	March 31,	December 31,
	2023	2022
	€1,000	€1,000

Eli Lilly up-front payment and premium on equity consideration: current portion	5,835	5,641
Eli Lilly up-front payment and premium on equity consideration: non-current portion	64,817	65,569
Total deferred income	70,652	71,210